Note 23 - Segment Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 1,896,724	$ 1,721,986	$ 1,582,271
Total long-lived assets	552,837	489,195	466,124
UNITED STATES
Revenues	734,488	628,954	522,641
Total long-lived assets	178,908	152,326	90,276
CANADA
Revenues	253,529	229,551	263,215
Total long-lived assets	52,547	51,473	53,241
Euro Currency Countries [Member]
Revenues	261,626	207,495	135,482
Total long-lived assets	174,932	152,833	169,963
AUSTRALIA
Revenues	219,406	206,254	231,029
Total long-lived assets	43,808	44,936	51,083
UNITED KINGDOM
Revenues	137,216	164,204	150,933
Total long-lived assets	69,565	56,076	60,046
Other Geographic Locations [Member]
Revenues	290,459	285,528	278,971
Total long-lived assets	$ 33,077	$ 31,551	$ 41,514